Share Capital and warrants - Summary Of The Model Used To Determine Fair Value Of Options (Detail)	12 Months Ended
	Nov. 30, 2022 yr $ / shares	Nov. 30, 2022 yr $ / shares	Nov. 30, 2021 yr $ / shares	Nov. 30, 2021 yr $ / shares
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	3.31%	3.31%	1.57%	1.57%
Expected volatility	58.40%	58.40%	59.01%	59.01%
Average option life in years	4.2	4.2	5.2	5.2
Grant-date share price | (per share)	$ 2.18	$ 2.93	$ 3.29	$ 4.21
Option exercise price | (per share)	$ 5.98	$ 8.05	$ 6.3	$ 8.05
Stock Appreciation Rights [Member]
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	3.61%	3.61%	1.57%	1.57%
Expected volatility	58.40%	58.40%	65.50%	65.50%
Average option life in years	7.2	7.2	8.2	8.2
Grant-date share price | (per share)	$ 2.18	$ 2.93	$ 3.29	$ 4.21
Option exercise price | (per share)	$ 3.21	$ 4.32	$ 3.38	$ 4.32